Investments in Marketable Securities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Unrealized gains on marketable securities	$ 25	$ 33	$ 196
Unrealized losses on marketable securities	$ 2	$ 7	$ 15
Maturity date of investments in marketable securities, range start		Jan. 09, 2015
Maturity date of investments in marketable securities, range end		Dec. 12, 2016
Weighted average maturity date		Jun. 24, 2015
Maturity date of investments in marketable securities, range start	2015-04
Maturity date of investments in marketable securities, range end	2016-12
Weighted average maturity date	2015-09